Income Tax (Tables)	6 Months Ended
Mar. 31, 2024
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense	The major components of income tax expenses are as follows:

	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros)	2024	2023	2024	2023
Current income taxes	(29,138)	(18,896)	(33,748)	(23,544)
Deferred income taxes	(4,332)	(5,477)	(6,396)	845
Income tax expense	(33,470)	(24,373)	(40,144)	(22,699)